UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number:  028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      * NOTE: BASED ON THE JOINT ADMINISTRATORS' EIGHTH PROGRESS REPORT DATED OCTOBER 12, 2012, THE REPORTING PERSON NO LONGER BELIEVES THAT ANY SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE)("LBIE") WILL BE RETURNED TO IT IN KIND, AS THE JOINT ADMINSTRATORS EXPECT TO LIQUIDATE THE AGGREGATE MIX OF SECURITIES RECEIVED FROM LEHMAN BROTHERS, INC. ("LBI") PURSUANT TO ITS OMNIBUS CUSTOMER CLAIM (WHICH INCLUDES CLAIMS TO RECOVER THE SECURITIES PREVIOUSLY HELD BY THE REPORTING PERSON) AND DISTRIBUTE CASH PROCEEDS FROM SUCH LIQIUIDATION TO ITS CUSTOMERS (SUCH AS THE REPORTING PERSON). ACCORDINGLY, THE SECURITIES PREVIOUSLY HELD BY THE REPORTING PERSON AT LBIE ARE NO LONGER BEING REPORTED AS OWNED IN THIS FORM 13F.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576

Signature, Place, and Date of Signing

 /s/ John W. McCullough         Birmingham, Alabama          November 14, 2012
------------------------     -------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $225,091
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number     Name
 ---     --------------------     ------------------------------
  1.      028-14263                Harbert Event Opportunities GP, LLC
  2.      028-14264                Harbert Event Opportunities Master Fund, Ltd.
  3.      028-14261                Harbert Value Fund GP, LLC
  4.      028-14262                Harbert Value Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Harbert Management Corporation
                                                         September 30, 2012
COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6 COLUMN 7       COLUMN 8
                                                            VALUE     SHS OR   SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION MGRS     SOLE    SHARED  NONE
----------------------------  ----------------  ---------  --------  --------- ---  ----  ---------- ----  ---------  ------ -------
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156    2,018     150,000      CALL   DEFINED    3,4
AMERICAN RLTY CAP TR INC      COM               02917L101      587      50,000  SH         DEFINED    1,2     50,000
ANADARKO PETE CORP            COM               032511107    3,496      50,000      CALL   DEFINED    1,2
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    7,623     250,000  SH         DEFINED    3,4    250,000
BARRICK GOLD CORP             COM               067901108    6,264     150,000      CALL   DEFINED    3,4
BEST BUY INC                  COM               086516101    1,934     112,500  SH         DEFINED    1,2    112,500
BEST BUY INC                  COM               086516101    3,868     225,000      CALL   DEFINED    1,2
BMC SOFTWARE INC              COM               055921100    1,037      25,000  SH         DEFINED    3,4     25,000
CAREFUSION CORP               COM               14170T101    8,517     300,000  SH         DEFINED    3,4    300,000
CISCO SYS INC                 COM               17275R102    8,591     450,000  SH         DEFINED    3,4    450,000
CIT GROUP INC                 COM NEW           125581801    7,878     200,000  SH         DEFINED    3,4    200,000
CIT GROUP INC                 COM NEW           125581801    3,939     100,000      CALL   DEFINED    3,4
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402      308      50,000  SH         DEFINED    1,2     50,000
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402    6,458   1,050,000  SH         DEFINED    3,4  1,050,000
CONSTELLATION BRANDS INC      CL A              21036P108    1,618      50,000      PUT    DEFINED    1,2     50,000
COTT CORP QUE                 COM               22163N106    6,165     780,400  SH         DEFINED    3,4    780,400
COVENTRY HEALTH CARE INC      COM               222862104    1,876      45,000  SH         DEFINED    1,2     45,000
DECKERS OUTDOOR CORP          COM               243537107    1,832      50,000      PUT    DEFINED    3,4     50,000
DELPHI AUTOMOTIVE PLC         SHS               G27823106    3,875     125,000  SH         DEFINED    3,4    125,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105    2,434      28,000      PUT    DEFINED    1,2     28,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105    8,954     103,000      CALL   DEFINED    1,2
DST SYS INC DEL               COM               233326107      554       9,800  SH         DEFINED    1,2      9,800
DST SYS INC DEL               COM               233326107    1,414      25,000      CALL   DEFINED    1,2
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN    29273R109    1,639      38,500      CALL   DEFINED    1,2
ENGILITY HLDGS INC            COM               29285W104      738      40,000  SH         DEFINED    3,4     40,000
ENZON PHARMACEUTICALS INC     COM               293904108    1,434     206,000  SH         DEFINED    3,4    206,000
EXELIS INC                    COM               30162A108   11,891   1,150,000  SH         DEFINED    3,4  1,150,000
EXELON CORP                   COM               30161N101    8,006     225,000  SH         DEFINED    3,4    225,000
FOREST OIL CORP               COM PAR $0.01     346091705      592      70,000  SH         DEFINED    1,2     70,000
FOREST OIL CORP               COM PAR $0.01     346091705    1,268     150,000      CALL   DEFINED    1,2
GARDNER DENVER INC            COM               365558105    3,021      50,000  SH         DEFINED    3,4     50,000
HILLTOP HOLDINGS INC          COM               432748101    3,495     275,000  SH         DEFINED    3,4    275,000
ITT CORP NEW                  COM NEW           450911201    8,060     400,000  SH         DEFINED    3,4    400,000
KINDER MORGAN INC DEL         *W EXP 05/21/201  49456B119      175      50,000  SH         DEFINED    1,2     50,000
LOEWS CORP                    COM               540424108    8,252     200,000  SH         DEFINED    3,4    200,000
MARATHON OIL CORP             COM               565849106    7,393     250,000  SH         DEFINED    3,4    250,000
MARATHON PETE CORP            COM               56585A102      314       5,760  SH         DEFINED    3,4      5,760
MEDICIS PHARMACEUTICAL CORP   CL A NEW          584690309    1,947      45,000  SH         DEFINED    1,2     45,000
MERGE HEALTHCARE INC          COM               589499102      440     115,000  SH         DEFINED    1,2    115,000
METROPCS COMMUNICATIONS INC   COM               591708102    3,513     300,000      CALL   DEFINED    1,2
MIPS TECHNOLOGIES INC         COM               604567107      554      75,000  SH         DEFINED    1,2     75,000
MIPS TECHNOLOGIES INC         COM               604567107    2,634     356,400      CALL   DEFINED    1,2
MONSTER WORLDWIDE INC         COM               611742107    2,252     307,200      CALL   DEFINED    1,2
NEXEN INC                     COM               65334H102    3,991     157,500  SH         DEFINED    1,2    157,500
PAR PHARMACEUTICAL COS INC    COM               69888P106    6,477     129,600  SH         DEFINED    1,2    129,600
PAR PHARMACEUTICAL COS INC    COM               69888P106    5,968     119,400      PUT    DEFINED    1,2    119,400
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100    8,174     200,000  SH         DEFINED    3,4    200,000
ROBBINS & MYERS INC           COM               770196103    6,186     103,800      CALL   DEFINED    1,2
SAFETY INS GROUP INC          COM               78648T100   11,699     255,000  SH         DEFINED    3,4    255,000
SANOFI                        RIGHT 12/31/2020  80105N113      420     250,000  SH         DEFINED    3,4                    250,000
SANOFI                        SPONSORED ADR     80105N105    7,536     175,000  SH         DEFINED    3,4                    175,000
SUNOCO INC                    COM               86764P109    2,941      62,800  SH         DEFINED    1,2     62,800
TYSON FOODS INC               CL A              902494103    4,886     305,000  SH         DEFINED    3,4    305,000
U S AIRWAYS GROUP INC         COM               90341W108    1,177     112,500  SH         DEFINED    1,2    112,500
WESTERN DIGITAL CORP          COM               958102105    6,778     175,000  SH         DEFINED    3,4    175,000



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